Accounts Receivable, Net (Details) - Schedule of Changes in Allowance for Doubtful Accounts	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Changes in Allowance for Doubtful Accounts [Abstract]
Beginning balance	¥ 117,080,588	$ 16,810,813	¥ 111,639,312
Provision for credit losses, net of recovery	(80,857,764)	(11,416,234)	4,743,475
Deconsolidation of ICinit and Shenzhen Kuxuanyou and subsidiaries			(7,932,721)
Deconsolidation of Fe-da and subsidiaries	(8,487,562)	(1,198,351)
Exchange rate difference		(280,311)	8,630,522
Ending balance	¥ 27,735,262	$ 3,915,917	¥ 117,080,588